Trade and other payables	12 Months Ended
Sep. 30, 2023
Trade and other payables [abstract]
Trade and other payables

15.    Trade and other payables

	30 September	30 September
	2023	2022	2021
	$'000	$'000	$'000
Current liabilities
Trade payables	11,788	17,478	9,748
Other tax and social security	1,471	633	410
Other creditors	733	516	1,019
Accruals	4,821	3,803	3,236
Deferred income	18	225	2,656
Total	18,831	22,655	17,069

Trade payables and accruals relate to amounts payable at the balance sheet date for services received during the year. The Group has financial risk management policies in place to ensure that all payables are paid within the credit timeframe. The directors consider that the carrying amount of financial liabilities recorded at amortised cost in the financial statements approximate their fair value.

Within other creditors, a total of $nil (2022: $nil; 2021: $961,268) relates to interest owed on convertible loan notes which converted in September 2021.

	2023	2022	2021
	$'000	$'000	$'000
Non-current Liabilities
Deferred government grants	24	4,183	2,460
	24	4,183	2,460

.